Annual Total Returns [BarChart] - Voya Target Retirement 2060 Fund - Class A	Sep. 30, 2020
Bar Chart Table:
2010
2011
2012
2013
2014
2015
2016	7.20%
2017	20.91%
2018	(9.65%)
2019	24.85%